Supplement Dated October 3, 2013
To The Summary Prospectus Dated April 29, 2013

Supplement Dated October 3, 2013
To The Prospectus Dated April 29, 2013

JNL® Series Trust

Please note that all changes are effective October 1, 2013, unless otherwise noted, and apply to your variable annuity product(s).

Effective August 31, 2013, for the JNL/American Funds Global Small Capitalization Fund, please remove all references to Kristian Stromsoe.

In the summary prospectus for the JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, and JNL Institutional Alt 65 Fund, in the section entitled “Portfolio Management,” please delete the sub-section entitled “Portfolio Managers” and replace with the following:

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Steven B. Young	2009	Vice President and Portfolio Manager
James W. Gilmore	2013	Vice President and Portfolio Manager
William Harding	2013	Vice President and Portfolio Manager

In the prospectus for the JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, and JNL Institutional Alt 65 Fund, in the section entitled “The Sub-Adviser and Portfolio Management,” please add the following paragraph following the second paragraph:

Mr. Harding is Vice President, Head of Investment Management for JNAM since October 2012. Mr. Harding leads the Investment Management function responsible for oversight of sub-advisor performance and risk, due diligence and manager research. Mr. Harding was previously the Head of Manager Research for Morningstar Inc.’s Investment Management division and has over 13 years of investment experience including asset allocation, manager research, portfolio management, and performance evaluation. Mr. Harding graduated from the University of Colorado, Boulder with a Bachelor of Science degree in Business. He holds an MBA from Loyola University Chicago and he is a Chartered Financial Analyst.

This Supplement is dated October 3, 2013.

(To be used with JMV7698 04/13, VC5869 04/13, JMV7697 04/13, VC5890 04/13, VC5890ML 04/13, VC4224 04/13, JMV8798 04/13, JMV9476 04/13, JMV5763ML 04/13, JMV9476ML 04/13, JMV5763WF 04/13, JMV9476WF 04/13, VC5995 04/13, JMV5765 09/13, JMV2731 04/13, JMV9476L 09/13, VC5825 04/13, VC5885 04/13, VC5884 04/13, JMV7698NY 04/13, NV5869 04/13, JMV7697NY 04/13, NV5890 04/13, NV4224 04/13, JMV9476NY 04/13, NV4224WF 04/13, JMV9476WFNY 04/13, NMV2731 04/13, JMV9476LNY 09/13, FVC4224FT 04/13, VC5526 04/13, VC3656 04/13, VC3657 04/13, VC3723 04/13, NV5526 04/13, NV3174 04/13, NV3174CE 04/13, and NV3784 04/13.)

CMX11922 10/13

Supplement Dated October 3, 2013
To The Statement of Additional Information
Dated April 29, 2013

JNL® Series Trust

Please note that all changes are effective October 1, 2013, unless otherwise noted, and apply to your variable annuity product(s).

Effective August 31, 2013, for the JNL/American Funds Global Small Capitalization Fund, please remove all references to Kristian Stromsoe.

On page 126, please add the following table to the section entitled “Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest”:

The following table reflects information as of June 30, 2013:

JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, and JNL Institutional Alt 65 Fund
William Harding	Number Of Accounts	Total Assets ($Mil)
other registered investment companies:	13	$14,561,933,023
other pooled investment vehicles:	0	$0
other accounts:	0	$0

On page 126, please delete the table entitled “Security Ownership of Portfolio Manager(s) for the JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, and JNL Institutional Alt 65 Fund” in its entirety and replace it with the following:

Security Ownership of Portfolio Manager(s) for the JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, and JNL Institutional Alt 65 Fund

Security Ownership of Portfolio Managers	Steven B. Young	James W. Gilmore	William Harding
None	X	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

This Supplement is dated October 3, 2013.

(To be used with V3180 04/13 and V3180PROXY 04/13.)

CMX11923 10/13